DEBT INSTRUMENTS IN ISSUE	12 Months Ended
Dec. 31, 2021
DEBT INSTRUMENTS IN ISSUE.
DEBT INSTRUMENTS IN ISSUE

NOTE 18. DEBT INSTRUMENTS IN ISSUE

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2021

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.(2)	Local	COP	4,158,757	4,190,777	4.35%-10.30%
Bancolombia S.A.	Foreign	USD	2,967,644	11,449,784	0.30%-5.19%
Banistmo S.A. y filiales	Foreign	USD	1,079,981	4,334,751	1.20%-5.00%
Banagrícola S.A. y Filiales	Foreign	USD	162,000	644,557	5.60%-6.40%
Bancolombia Panamá S.A.	Foreign	USD	113,413	457,155	0.45%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	3,645	14,575	0.95%-0.95%
Grupo Agromercantil Holding S.A.	Foreign	USD	569	2,265	0.25%-7.25%
Total				21,093,864
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.1. Issue of Bancolombia S.A. sustainable ordinary bonds.

As of December 31, 2020

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,125,500	4,159,065	3.37%-10.77%
Bancolombia S.A.(2)	Foreign	USD	2,956,491	9,749,569	0.25%-5.19%
Banistmo S.A. y filiales(3)	Foreign	USD	1,158,763	4,003,076	0.50%-5.00%
Banco Agrícola S.A.(4)	Foreign	USD	212,000	727,116	5.58%-6.41%
Bancolombia Panamá S.A.	Foreign	USD	121,399	426,689	0.40%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	16,595	57,955	2.30%-2.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	910	3,123	0.25%-7.25%
Total				19,126,593
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.2. Issue of Bancolombia S.A. ordinary bonds.
(3)	See Note 18.3. Issue of Banistmo S.A. ordinary bonds.
(4)	See Note 18.4. Payment of Banco Agrícola S.A. bonds.

The following table shows the detail of the bonds classified by currency, term and type of issue:

As of December 31, 2021

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,213,988	1,213,988
Ordinary bonds	-	-	164,753	2,812,036	2,976,789
Foreign currency
Subordinated bonds(1)	-	-	-	7,753,417	7,753,417
Ordinary bonds	408,859	205,913	331,131	8,203,767	9,149,670
Total	408,859	205,913	495,884	19,983,208	21,093,864
(1)	In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.1 Issue of Bancolombia S.A. sustainable ordinary bonds.

On September 16, 2021, Bancolombia S.A. issued in the Colombian public securities market sustainable ordinary bonds in an aggregate principal amount of six hundred thousand million pesos (COP 600,000) (approximately USD 156,848), under the program for ordinary bonds, green bonds, social bonds, sustainable bonds, orange bonds and subordinated bonds. Bids for 1.8 times the aggregate amount of bonds offered were received. The bonds are offered in two series with terms of 3, 5 and 12 years. The Bank is committed to using the net proceeds of this issuance to finance the origination of loans for projects in these categories.

As of December 31, 2020

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,216,831	1,216,831
Ordinary bonds	-	-	154,671	2,787,563	2,942,234
Foreign currency
Subordinated bonds(1)	-	-	-	6,659,541	6,659,541
Ordinary bonds	151,992	588,958	284,323	7,282,714	8,307,987
Total	151,992	588,958	438,994	17,946,649	19,126,593
(1)	In the event of default of the Bank, the subordinated bonds will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

18.2 Issue of Bancolombia S.A. ordinary bonds.

On January 8, 2020, Bancolombia S.A. announced that Citigroup Global Markets Inc. had commenced a foreign in-the-money tender offer to purchase all of the 5.950% ordinary bonds due 2021 issued by the Bank (the "Bonds"), subject to the terms and conditions set forth in the tender offer document ("the Offer").

The Bank redeemed all the remaining bonds that were not purchased in the Offer.

On January 23, 2020, the Bank issued USD 950,000 aggregate principal amount of senior notes through an international public offering. The bonds have a 5 year maturity and a coupon of 3%, payable semi-annually on January 29 and July 29 of each year, commencing on July 29, 2020. The Bank used the net proceeds from the issuance of these bonds to complete Offer described above and to redeem the remaining bonds that were not purchased in the Offering.

The closing of the issuance occurred on January 29, 2020.

18.3 Issue of Banistmo S.A. ordinary bonds.

On July 28, 2020, Banistmo, a subsidiary of the Bancolombia Group in Panama, issued USD 400,000 aggregate principal amount of ordinary bonds, with a term of 7 years and a coupon of 4.250%.

18.4 Payment of Banco Agrícola S.A. bonds.

On June 18, 2020, the structured financing transaction for USD 300,371, including principal plus interest, matured and was fully paid.

For information related to the disclosures of fair value of the debt securities in issue, see Note 30 Fair value of assets and liabilities.

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2021	December 31, 2020
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	5,697,371	1,514,548
More than twelve months after the reporting period	15,396,493	17,612,045
Total	21,093,864	19,126,593

As of December 31, 2021 and 2020, there were no financial covenants linked to the aforementioned securities in issue, except for some financial covenants related to the Banistmo´s social gender private placement bond. None of these covenants had been breached nor were the related obligations past due.